UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Item 1. Reports to Stockholders

Fidelity®
Michigan Municipal
Income Fund

and

Fidelity
Michigan Municipal Money Market Fund

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Michigan Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Fidelity Michigan Municipal Income Fund	.50%
Actual		$ 1,000.00	$ 1,027.20	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Fidelity Michigan Municipal Money Market Fund	.29%
Actual		$ 1,000.00	$ 1,000.05	$ 1.44**
HypotheticalA		$ 1,000.00	$ 1,023.36	$ 1.45**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for Michigan Municipal Money Market Fund would have been .55% and the expenses paid in the actual and hypothetical examples above would have been $2.73 and $2.76, respectively.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.3	44.9
Water & Sewer	20.0	18.7
Health Care	12.4	11.4
Education	6.4	5.3
Special Tax	6.1	6.1
Weighted Average Maturity as of June 30, 2010
		6 months ago
Years	6.8	7.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2010
6 months ago
Years	6.6	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
AAA 9.4%	AAA 7.7%
AA,A 79.8%	AA,A 79.4%
BBB 3.7%	BBB 4.6%
BB and Below 1.1%	BB and Below 1.1%
Not Rated 1.8%	Not Rated 3.6%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 3.6%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,093,300
Series 2006 A, 5% 10/1/23	1,000,000	994,180
		2,087,480
Michigan - 93.7%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,664,807
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,754,601
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,749,357
Anchor Bay School District 2000 School Bldg. & Site (School Bldg. & Site Prog.) Series 2003, 5% 5/1/29	2,155,000	2,202,410
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,548,591
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,587,168
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (c)	2,389,000	3,048,149
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,456,556
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	8,589,400
Byron Ctr. Pub. Schools Series 2001, 5.5% 5/1/16	1,055,000	1,099,437
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Series 2003:
5.25% 5/1/17	1,370,000	1,474,230
5.25% 5/1/18	1,100,000	1,180,883
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,100,870
5% 5/1/17 (FSA Insured)	2,065,000	2,248,950
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,802,590
5% 6/1/25 (AMBAC Insured)	1,775,000	1,887,358
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,822,651
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,010,604
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,940,710
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,900,639
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Clarkston Cmnty. Schools:
Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (c)	$ 1,150,000	$ 1,296,027
Series 2008:
5% 5/1/15 (FSA Insured)	1,905,000	2,098,072
5% 5/1/16 (FSA Insured)	1,855,000	2,044,396
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,100,400
Constantine Pub. Schools Series 2002, 5% 5/1/25	1,130,000	1,165,606
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series 2003, 5% 5/1/33	1,800,000	1,712,844
Series 2001, 5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (c)	1,000,000	1,086,620
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	5,012,650
Series 2003, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,285,834
Series 2005 A, 5.25% 5/1/30	5,000,000	5,086,200
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,055,890
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765,000	4,907,712
Detroit Gen. Oblig.:
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,420,634
Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	1,935,380
Series 2004, 5% 4/1/15 (AMBAC Insured)	3,800,000	3,607,492
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,914,089
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,086,670
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,357,654
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	2,835,594
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	3,124,368
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	527,275
Series 2006:
5% 7/1/15 (FGIC Insured)	1,085,000	1,170,715
5% 7/1/36	7,800,000	7,535,814
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	5,937,004
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,340,000	$ 7,063,838
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,897,350
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,207,050
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,087,020
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,157,280
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,347,734
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,876,384
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,089,124
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	4,873,300
Series A, 5.75% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,183,468
DeWitt Pub. Schools Gen. Oblig. Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,657,797
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,737,798
Dexter Cmnty. Schools:
(School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,058,720
Series 2003, 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,077,852
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,298,414
5% 5/1/28 (FSA Insured)	1,250,000	1,319,575
5% 5/1/29 (FSA Insured)	1,275,000	1,339,196
East Grand Rapids Pub. School District Gen. Oblig.:
Series 2001, 5.5% 5/1/17	1,690,000	1,731,219
Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,534,540
5% 5/1/17 (FSA Insured)	1,985,000	2,127,186
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,656,515
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,894,560
Fenton Area Pub. Schools Gen. Oblig. Series 2005, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,966,381
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Ferris State Univ. Rev.:
Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,255,000	$ 1,365,038
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,420,954
Series 2009, 5.25% 10/1/38 (Assured Guaranty Corp. Insured)	1,750,000	1,846,775
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,166,946
5% 5/1/17 (FSA Insured)	1,615,000	1,765,696
Garden City School District:
Series 2005:
5% 5/1/14 (FSA Insured)	1,210,000	1,359,895
5% 5/1/17 (FSA Insured)	1,390,000	1,519,701
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,309,943
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,445,595
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,575,675
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,342,459
5% 5/1/17 (FSA Insured)	1,230,000	1,333,824
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,269,200
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,396,109
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,512,291
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,491,670
5% 5/1/19 (FSA Insured)	1,315,000	1,497,049
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,160,000	3,106,501
Grand Rapids San. Swr. Sys. Rev.:
Series 2004, 5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,591,250
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,102,840
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,123,060
Series 2008, 5% 1/1/38	3,320,000	3,458,776
Series 2010, 5% 1/1/28	3,000,000	3,264,000
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Rapids Wtr. Supply Sys.:
Series 2005, 5% 1/1/35 (FGIC Insured)	$ 5,000,000	$ 5,159,550
Series 2009, 5.1% 1/1/39 (Assured Guaranty Corp. Insured)	2,500,000	2,610,200
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	550,580
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,201,600
Series 2009, 5.625% 12/1/29	2,400,000	2,552,760
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,031,725
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,014,428
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	520,170
5.25% 5/1/21 (FSA Insured)	2,000,000	2,260,880
5.25% 5/1/24 (FSA Insured)	2,100,000	2,308,677
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,212,002
Hudsonville Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,076,980
Huron Valley School District:
Series 2003, 5.25% 5/1/16	2,450,000	2,653,130
0% 5/1/11 (FGIC Insured)	5,830,000	5,764,179
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,420,000	1,381,419
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.):
Series 2003 A, 5% 5/15/13 (FSA Insured)	2,125,000	2,262,126
Series 2003 B:
4% 5/15/11 (FSA Insured)	30,000	30,379
4% 5/15/12 (FSA Insured)	2,125,000	2,192,256
5% 5/15/13 (FSA Insured)	2,125,000	2,262,126
5.25% 5/15/14 (FSA Insured)	1,200,000	1,301,736
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,473,967
5.25% 5/1/16 (FSA Insured)	1,500,000	1,690,020
Kent County Arpt. Rev. (Gerald R. Ford Int'l. Arpt. Proj.) Series 2007, 5% 1/1/37	4,180,000	4,286,966
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13 (Escrowed to Maturity) (c)	1,800,000	1,938,150
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.: - continued
(Spectrum Health Sys. Proj.):
Series 1998 A:
5.375% 1/15/11	$ 2,420,000	$ 2,423,412
5.375% 1/15/12	2,505,000	2,510,336
Series 2008 A, 5.5%, tender 1/15/15 (a)	3,525,000	3,925,264
L'Anse Creuse Pub. Schools Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,409,171
Lansing Bldg. Auth. Rev. Series 2009:
0% 6/1/12 (AMBAC Insured)	2,170,000	2,109,566
0% 6/1/12 (AMBAC Insured) (Escrowed to Maturity) (c)	830,000	814,861
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,476,779
5% 5/1/20 (FSA Insured)	1,425,000	1,548,704
5% 5/1/22 (FSA Insured)	1,395,000	1,500,406
Lincoln Consolidated School District Series 2008:
5% 5/1/14 (FSA Insured)	1,460,000	1,629,375
5% 5/1/16 (FSA Insured)	1,425,000	1,605,263
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2008 I, 6% 10/15/38	5,000,000	5,437,400
Series III, 5% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	1,012,680
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,292,100
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,104,820
Michigan Gen. Oblig.:
(Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	4,165,000	4,385,245
Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,501,750
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (b)	3,000,000	3,009,810
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2005, 5%, tender 4/1/11	2,040,000	2,100,119
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F, 5% 11/15/23	7,500,000	8,007,825
(Crittenton Hosp. Proj.) Series 2002:
5.5% 3/1/13	455,000	473,241
5.5% 3/1/14	1,300,000	1,346,592
5.5% 3/1/15	1,985,000	2,049,354
(Genesys Reg'l. Med. Hosp. Proj.) Series 1998, 5.3% 10/1/11 (Escrowed to Maturity) (c)	685,000	686,939
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Henry Ford Health Sys. Proj.):
Series 1992 A, 6% 9/1/12 (Escrowed to Maturity) (c)	$ 1,500,000	$ 1,662,030
Series 2003 A, 5.5% 3/1/14 (Pre-Refunded to 3/1/13 @ 100) (c)	2,000,000	2,226,080
Series 2006 A:
5% 11/15/12	1,485,000	1,571,561
5% 11/15/14	1,000,000	1,068,860
5% 11/15/17	1,000,000	1,027,880
Series 2009, 5.25% 11/15/24	3,000,000	2,937,630
(McLaren Health Care Corp. Proj.) Series 2008 A:
5% 5/15/11	1,100,000	1,131,350
5.25% 5/15/15	1,615,000	1,746,186
5.75% 5/15/38	6,975,000	7,115,686
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (c)	2,500,000	2,509,200
Series 1996:
5.25% 8/15/10 (Escrowed to Maturity) (c)	770,000	772,164
5.375% 8/15/16 (Escrowed to Maturity) (c)	2,500,000	2,507,200
5.375% 8/15/26 (Escrowed to Maturity) (c)	2,450,000	2,459,016
6% 8/15/10 (Escrowed to Maturity) (c)	1,265,000	1,269,200
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,049,740
Series 2009 A, 6.125% 6/1/39	3,740,000	4,016,910
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,076,560
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	3,000,000	3,123,960
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity) (c)	420,000	445,977
(Sparrow Hosp. Obligated Group Proj.):
Series 2001:
5.5% 11/15/21 (Pre-Refunded to 11/15/11 @ 101) (c)	1,435,000	1,539,095
5.625% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (c)	4,500,000	4,833,990
Series 2007:
5% 11/15/17	535,000	568,438
5% 11/15/18	725,000	760,880
5% 11/15/19	1,000,000	1,036,680
5% 11/15/20	2,000,000	2,054,380
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Sparrow Hosp. Obligated Group Proj.):
Series 2007:
5% 11/15/31	$ 5,000,000	$ 4,803,050
(Trinity Health Sys. Proj.):
Series 2002 C, 5.375% 12/1/30	1,095,000	1,105,118
Series 2006 A, 5% 12/1/26	1,655,000	1,680,272
Series 2008 A, 6.5% 12/1/33	5,000,000	5,484,000
Series A:
6% 12/1/27	1,515,000	1,539,755
6% 12/1/27 (Pre-Refunded to 12/1/10 @ 101) (c)	20,000	20,652
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010, 5% 10/1/30	3,000,000	3,213,300
(Clean Wtr. Proj.) Series 2004, 5% 10/1/26	4,925,000	5,219,220
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,701,135
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,079,544
Series CA, 0% 6/15/13 (FSA Insured)	255,000	242,684
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,204,417
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,540,312
Series 2001, 5% 10/1/23	5,000,000	5,182,700
Series 2002, 5.375% 10/1/19	2,005,000	2,162,272
Series 2005, 5% 10/1/23	385,000	434,434
Series 2007, 5% 10/1/18	8,460,000	9,742,874
Series 2009, 5% 10/1/26	5,000,000	5,516,700
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,661,180
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	992,930
Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	10,451,299
Michigan Technological Univ. Series 2008:
5% 10/1/38 (Assured Guaranty Corp. Insured)	1,200,000	1,244,172
5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,203,444
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007:
6% 6/1/34	3,000,000	2,375,370
6% 6/1/48	4,000,000	2,914,160
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,479,220
Series 2002 B, 5.25% 10/1/16 (FSA Insured)	3,000,000	3,216,870
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Trunk Line Fund Rev.: - continued
Series 2006, 5.25% 11/1/15 (FGIC Insured)	$ 5,000,000	$ 5,739,800
Series A, 0% 10/1/11 (AMBAC Insured)	3,630,000	3,577,147
Montague Pub. School District Series 2001:
5.5% 5/1/16	430,000	448,112
5.5% 5/1/17	430,000	446,796
5.5% 5/1/19	430,000	444,126
New Lothrop Area Pub. Schools Gen. Oblig. Series 2006, 5% 5/1/35 (FSA Insured)	1,000,000	1,033,390
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	456,910
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	531,033
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,769,230
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,381,409
Northern Michigan Univ. Revs. Series 2008 A, 5.125% 12/1/35 (FSA Insured)	2,750,000	2,893,000
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,168,205
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,720,688
5% 5/1/16 (FSA Insured)	1,475,000	1,606,393
5% 5/1/17 (FSA Insured)	3,675,000	3,956,652
Okemos Pub. School District Series 1993:
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,416,750
0% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,597,847
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,120,464
5.25% 5/1/27 (FSA Insured)	1,135,000	1,230,192
Petoskey Pub. School District Series 2005:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,597,010
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,300,232
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.):
Series 2002, 5.5% 5/1/14	1,000,000	1,097,080
Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,047,299
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,060,320
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Plainwell Cmnty. School District: - continued
Series 2005:
5% 5/1/15 (FSA Insured)	$ 1,030,000	$ 1,164,683
5% 5/1/16 (FSA Insured)	1,025,000	1,121,125
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,437,600
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,609,944
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,179,923
5% 5/1/34 (FSA Insured)	2,320,000	2,431,453
5% 5/1/38 (FSA Insured)	1,000,000	1,040,620
Riverview Cmnty. School District Series 2004:
5% 5/1/14	655,000	731,497
5% 5/1/15	955,000	1,056,115
5% 5/1/17	1,000,000	1,087,070
5% 5/1/18	1,000,000	1,082,900
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,642,752
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,190,286
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series 2009 V, 8.25% 9/1/39	3,100,000	3,698,703
Series M, 5.25% 11/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,896,580
Saginaw Valley State Univ. Rev. Series 2007, 5% 7/1/37 (FSA Insured)	2,880,000	2,989,958
Saint Clair County Gen. Oblig. Series 2004:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,494,581
5% 4/1/19 (AMBAC Insured)	1,475,000	1,583,324
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,175,716
South Haven Gen. Oblig. Series 2009:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	2,500,000	2,629,875
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,052,150
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,245,983
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities Series 2003, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735,000	1,817,135
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	$ 1,765,000	$ 1,973,217
5% 5/1/16 (FSA Insured)	1,750,000	1,976,415
Troy School District:
Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,139,130
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,142,730
5% 5/1/15	2,135,000	2,352,791
Univ. of Michigan Univ. Rev. Series 2010 C, 5% 4/1/26	6,085,000	6,779,116
Utica Cmnty. Schools:
Series 2003:
5.375% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (c)	2,250,000	2,532,353
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	1,000,000	1,128,960
Series 2004, 5% 5/1/17	3,000,000	3,233,400
Series 2007:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,136,660
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,269,160
Waverly Cmnty. School District Series 2005, 5% 5/1/17 (FSA Insured)	3,090,000	3,381,233
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,026,510
Western Michigan Univ. Rev.:
Series 2005, 5% 11/15/35 (FGIC Insured)	5,435,000	5,483,643
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,717,923
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,089,550
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	2,044,669
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,108,200
Zeeland Pub. Schools:
Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,155,735
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Zeeland Pub. Schools: - continued
Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,035,000	$ 2,222,973
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	917,509
		622,653,139
Puerto Rico - 1.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280,000	1,445,389
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,109,610
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	2,141,000
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	12,000,000	1,604,880
0% 8/1/47 (AMBAC Insured)	1,000,000	89,430
Series 2009 A:
6% 8/1/42	4,000,000	4,246,720
6.5% 8/1/44	1,500,000	1,649,760
		12,286,789
Virgin Islands - 1.1%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,574,640
Series 2009 B, 5% 10/1/25	1,200,000	1,209,624
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	$ 2,200,000	$ 2,017,972
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series 2007, 5% 7/1/31	2,730,000	2,667,538
		7,469,774
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $623,700,284)	644,497,182
NET OTHER ASSETS (LIABILITIES) - 3.0%	19,903,498
NET ASSETS - 100%	$ 664,400,680
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	42.3%
Water & Sewer	20.0%
Health Care	12.4%
Education	6.4%
Special Tax	6.1%
Escrowed/Pre-Refunded	5.1%
Others* (Individually Less Than 5%)	7.7%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $623,700,284)		$ 644,497,182
Cash		14,456,997
Receivable for fund shares sold		218,202
Interest receivable		7,225,455
Other receivables		4,225
Total assets		666,402,061

Liabilities
Payable for fund shares redeemed	743,588
Distributions payable	793,488
Accrued management fee	202,715
Transfer agent fee payable	184,445
Other affiliated payables	51,879
Other payables and accrued expenses	25,266
Total liabilities		2,001,381

Net Assets		$ 664,400,680
Net Assets consist of:
Paid in capital		$ 643,539,489
Undistributed net investment income		78,055
Accumulated undistributed net realized gain (loss) on investments		(13,762)
Net unrealized appreciation (depreciation) on investments		20,796,898
Net Assets, for 55,650,640 shares outstanding		$ 664,400,680
Net Asset Value, offering price and redemption price per share ($664,400,680 ÷ 55,650,640 shares)		$ 11.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Interest		$ 14,224,667

Expenses
Management fee	$ 1,197,722
Transfer agent fees	277,258
Accounting fees and expenses	76,780
Custodian fees and expenses	4,713
Independent trustees' compensation	1,165
Registration fees	17,657
Audit	22,571
Legal	6,305
Miscellaneous	4,621
Total expenses before reductions	1,608,792
Expense reductions	(3,962)	1,604,830
Net investment income		12,619,837
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		170,981
Change in net unrealized appreciation (depreciation) on investment securities		4,766,877
Net gain (loss)		4,937,858
Net increase (decrease) in net assets resulting from operations		$ 17,557,695

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 12,619,837	$ 23,864,050
Net realized gain (loss)	170,981	750,255
Change in net unrealized appreciation (depreciation)	4,766,877	28,575,367
Net increase (decrease) in net assets resulting from operations	17,557,695	53,189,672
Distributions to shareholders from net investment income	(12,609,018)	(23,839,855)
Distributions to shareholders from net realized gain	-	(806,246)
Total distributions	(12,609,018)	(24,646,101)
Share transactions Proceeds from sales of shares	52,956,262	118,776,118
Reinvestment of distributions	7,834,897	15,364,247
Cost of shares redeemed	(46,534,718)	(86,345,864)
Net increase (decrease) in net assets resulting from share transactions	14,256,441	47,794,501
Redemption fees	761	4,574
Total increase (decrease) in net assets	19,205,879	76,342,646

Net Assets
Beginning of period	645,194,801	568,852,155
End of period (including undistributed net investment income of $78,055 and undistributed net investment income of $67,236, respectively)	$ 664,400,680	$ 645,194,801
Other Information Shares
Sold	4,448,872	10,157,927
Issued in reinvestment of distributions	657,892	1,313,506
Redeemed	(3,911,348)	(7,401,170)
Net increase (decrease)	1,195,416	4,070,263

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.29	$ 11.76	$ 11.82	$ 11.84	$ 12.11
Income from Investment Operations
Net investment incomeD	.230	.460	.457	.461	.469	.472
Net realized and unrealized gain (loss)	.089	.575	(.465)	(.031)	.041	(.155)
Total from investment operations	.319	1.035	(.008)	.430	.510	.317
Distributions from net investment income	(.229)	(.460)	(.457)	(.462)	(.470)	(.472)
Distributions from net realized gain	-	(.015)	(.005)	(.028)	(.060)	(.115)
Total distributions	(.229)	(.475)	(.462)	(.490)	(.530)	(.587)
Redemption fees added to paid in capitalD,F	-	-	-	-	-	-
Net asset value, end of period	$ 11.94	$ 11.85	$ 11.29	$ 11.76	$ 11.82	$ 11.84
Total ReturnB,C	2.72%	9.30%	(.06)%	3.73%	4.41%	2.67%
Ratios to Average Net AssetsE
Expenses before reductions	.50%A	.50%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.50%A	.50%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.49%A	.50%	.47%	.44%	.44%	.45%
Net investment income	3.89%A	3.94%	3.96%	3.94%	3.98%	3.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 664,401	$ 645,195	$ 568,852	$ 592,633	$ 571,869	$ 565,484
Portfolio turnover rate	5%A	6%	19%	15%	17%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 6/30/10	% of fund's investments 12/31/09	% of fund's investments 6/30/09
0 - 30	83.4	91.2	81.6
31 - 90	10.9	3.8	8.1
91 - 180	2.1	3.2	6.5
181 - 397	3.6	1.8	3.8
Weighted Average Maturity
	6/30/10	12/31/09	6/30/09
Fidelity Michigan Municipal Money Market Fund	21 Days	16 Days	27 Days
All Tax-Free Money Market*	26 Days	31 Days	26 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	6/30/10	12/31/09	6/30/09
Fidelity Michigan Municipal Money Market	21 Days	NA**	NA**
All Tax-Free Money Market*	NA**	NA**	NA**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
Variable Rate Demand Notes (VRDNs) 68.5%	Variable Rate Demand Notes (VRDNs) 71.1%
Commercial Paper (including CP Mode) 11.0%	Commercial Paper (including CP Mode) 8.7%
Tender Bonds 3.4%	Tender Bonds 0.0%
Municipal Notes 1.7%	Municipal Notes 1.0%
Fidelity Municipal Cash Central Fund 12.1%	Fidelity Municipal Cash Central Fund 13.4%
Other Investments 2.8%	Other Investments 4.8%
Net Other Assets 0.5%	Net Other Assets 1.0%

* Source: iMoneyNet, Inc.

** Information not available

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.5%
	Principal Amount	Value
Michigan - 85.6%
Central Michigan Univ. Rev. Series 2008 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	$ 6,195,000	$ 6,195,000
Detroit City School District Participating VRDN Series Solar 06 01, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	11,710,000	11,710,000
Detroit Econ. Dev. Corp. Rev. (Michigan Opera Theatre Proj.) Series 1999, 0.55%, LOC JPMorgan Chase Bank, VRDN (a)	2,100,000	2,100,000
Eastern Michigan Univ. Revs.:
Series 2009 A, 0.16%, LOC JPMorgan Chase Bank, VRDN (a)	1,100,000	1,100,000
Series 2009 B, 0.16%, LOC JPMorgan Chase Bank, VRDN (a)	2,300,000	2,300,000
Grand Rapids Wtr. Supply Sys. Bonds 5.75% 1/1/11	1,140,000	1,170,498
Grand Traverse County Bldg. Auth. Bonds Series 2009, 3% 9/1/10	1,225,000	1,230,382
Grand Valley Michigan State Univ. Rev.:
Series 2005, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	19,570,000	19,570,000
Series 2008 B, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (a)	24,000,000	24,000,000
Kent County Bldg. Auth. Participating VRDN Series PT 3242, 0.56% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	10,730,000	10,730,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.):
Series 2008 B1, 0.36%, LOC RBS Citizens NA, VRDN (a)	19,500,000	19,500,000
Series 2008 B3, 0.19% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	9,000,000	9,000,000
Series 2008 C, 0.21%, LOC Bank of New York, New York, VRDN (a)	14,000,000	14,000,000
Michigan Bldg. Auth. Rev.:
Bonds:
(Facilities Prog.):
Series 2000 I:
5% 10/15/11 (Pre-Refunded to 10/15/10 @ 100) (e)	1,000,000	1,013,566
5.125% 10/15/15 (Pre-Refunded to 10/15/10 @ 100) (e)	2,680,000	2,716,446
Series 2009 II, 3% 10/15/10	275,000	276,667
5.5% 10/15/10	5,000,000	5,074,329
Participating VRDN Series Solar 06 21, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	3,800,000	3,800,000
Series 2007 I, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	17,300,000	17,300,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Bldg. Auth. Rev.: - continued
Series 5, 0.37% 9/16/10, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	$ 21,515,000	$ 21,515,000
Michigan Higher Ed. Rev. (Thomas M. Cooley Law School Proj.) Series 2008 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	700,000	700,000
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B3, 2.75%, tender 8/15/10 (a)	5,000,000	5,014,784
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.4%, tender 1/26/11 (a)	8,800,000	8,800,000
0.4%, tender 1/26/11 (a)	8,800,000	8,800,000
0.4%, tender 1/26/11 (a)	7,100,000	7,100,000
(Trinity Health Sys. Proj.):
Series 2008 C:
0.27% tender 7/9/10, CP mode	6,700,000	6,700,000
0.3% tender 7/12/10, CP mode	16,000,000	16,000,000
0.32% tender 8/5/10, CP mode	18,700,000	18,700,000
0.33% tender 8/4/10, CP mode	14,000,000	14,000,000
Series C, 0.32% tender 8/12/10, CP mode	17,400,000	17,400,000
Participating VRDN Series ROC II R 11676, 0.32% (Liquidity Facility Citibank NA) (a)(f)	7,800,000	7,800,000
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F, 0.2%, VRDN (a)	3,000,000	3,000,000
(Hosp. Equip. Ln. Prog.) Series B, 0.25%, LOC Bank of America NA, VRDN (a)	6,300,000	6,300,000
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	1,300,000	1,300,000
Series 2008 B3, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	7,000,000	7,000,000
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.36%, LOC Banco Santander SA, VRDN (a)	7,560,000	7,560,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.28%, LOC Citibank NA, VRDN (a)(d)	3,700,000	3,700,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.28%, LOC Citibank NA, VRDN (a)(d)	5,495,000	5,495,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.28%, LOC Citibank NA, VRDN (a)(d)	6,350,000	6,350,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.32%, LOC Fannie Mae, VRDN (a)(d)	$ 1,090,000	$ 1,090,000
(Hunt Club Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (a)(d)	6,895,000	6,895,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2007 B, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	57,800,000	57,800,000
Series 2009 D, 0.24% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	5,750,000	5,750,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	6,600,000	6,600,000
Michigan Muni. Bond Auth. Rev.:
Bonds (Clean Wtr. Proj.) Series 2010, 2% 10/1/10	7,065,000	7,096,245
RAN:
Series 2009 C3, 2.5% 8/20/10, LOC Bank of Nova Scotia New York Branch	10,575,000	10,599,603
Series 2010 C1, 1.5% 8/20/10, LOC JPMorgan Chase Bank	4,430,000	4,436,645
Michigan State Univ. Revs.:
Bonds Series 2010 C, 2% 2/15/11	5,075,000	5,127,255
0.23% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	41,525,000	41,525,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.4%, LOC Bank of America NA, VRDN (a)(d)	1,400,000	1,400,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Almond Products, Inc. Proj.) 0.4%, LOC Bank of America NA, VRDN (a)(d)	7,930,000	7,930,000
(Bosal Ind. Proj.) Series 1998, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,500,000	7,500,000
(Consumers Energy Co. Proj.):
0.2%, LOC Wells Fargo Bank NA, VRDN (a)	36,400,000	36,400,000
0.25%, LOC Wells Fargo Bank NA, VRDN (a)(d)	9,000,000	9,000,000
(Detroit Symphony Orchestra Proj.) Series 2001 B, 0.15%, LOC Bank of America NA, VRDN (a)	14,355,000	14,355,000
(Evangelical Homes of Michigan Proj.) Series 2008, 0.31%, LOC JPMorgan Chase & Co., VRDN (a)	7,000,000	7,000,000
(Grand Rapids Art Museum Proj.) Series 2006 A, 0.4%, LOC Bank of America NA, VRDN (a)	2,700,000	2,700,000
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.16%, LOC Comerica Bank, VRDN (a)	17,650,000	17,650,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Holland Plastics Corp. Proj.) 0.45%, LOC Bank of America NA, VRDN (a)(d)	$ 2,720,000	$ 2,720,000
(John H. Dekker & Sons Proj.) Series 1998, 0.59%, LOC Bank of America NA, VRDN (a)(d)	500,000	500,000
(Orchestra Place Renewal Proj.) Series 2000, 0.2%, LOC Bank of America NA, VRDN (a)	7,440,000	7,440,000
(Pioneer Laboratories, Inc. Proj.) 0.35%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,600,000	1,600,000
(S&S LLC Proj.) Series 2000, 0.56%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	1,305,000	1,305,000
(Van Andel Research Institute Proj.) Series 2008, 0.21%, LOC Bank of America NA, VRDN (a)	41,400,000	41,400,000
(W.H. Porter, Inc. Proj.) Series 2001, 0.45%, LOC Bank of America NA, VRDN (a)(d)	2,035,000	2,035,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	11,080,000	11,080,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.3%, LOC Bank of America NA, VRDN (a)	8,325,000	8,325,000
Michigan Strategic Fund Solid Waste Disp. Rev. (Grayling Gen. Station Proj.) Series 1990, 0.25%, LOC Barclays Bank PLC, VRDN (a)(d)	9,294,000	9,294,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 0.4%, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,800,000	5,800,000
(Pratt & Miller Engineering & Fabrication, Inc. Proj.) Series 2004, 0.4%, LOC Bank of America NA, VRDN (a)(d)	2,700,000	2,700,000
(Progressive Metal Manufacturing Co. Proj.) 0.48%, LOC Comerica Bank, VRDN (a)(d)	800,000	800,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.34%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	6,165,000	6,165,000
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.37%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	23,180,000	23,180,000
Series 2008 E, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)(d)	6,200,000	6,200,000
Series 2008 F, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)(d)	23,200,000	23,200,000
Western Michigan Univ. Rev. Bonds Series 2009, 5% 11/15/10	1,615,000	1,642,801
		732,263,221
Municipal Securities - continued
	Principal Amount	Value
Nevada - 0.1%
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt. Series 2005 A2, 0.3%, LOC Bayerische Landesbank, VRDN (a)(d)	$ 1,000,000	$ 1,000,000
North Carolina - 0.0%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	270,000	270,000
Ohio - 0.4%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	3,700,000	3,700,000
Pennsylvania - 0.1%
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.29%, LOC Citizens Bank of Pennsylvania, VRDN (a)	800,000	800,000
Puerto Rico - 0.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.23%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	4,000,000	4,000,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A8, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	1,500,000	1,500,000
		5,500,000
Texas - 0.5%
Austin Hotel Occupancy Tax Rev. Series 2008 B, 0.41%, LOC Dexia Cr. Local de France, VRDN (a)	4,000,000	4,000,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.29%, LOC Fortis Banque SA, VRDN (a)(d)	800,000	800,000
	Shares
Other - 12.1%
Fidelity Municipal Cash Central Fund, 0.27% (b)(c)	103,117,000	103,117,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $851,450,221)		851,450,221
NET OTHER ASSETS (LIABILITIES) - 0.5%		4,396,350
NET ASSETS - 100%		$ 855,846,571
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 115,203
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $748,333,221)	$ 748,333,221
Fidelity Central Funds (cost $103,117,000)	103,117,000
Total Investments (cost $851,450,221)		$ 851,450,221
Cash		5,288,190
Receivable for fund shares sold		7,107,123
Interest receivable		694,488
Distributions receivable from Fidelity Central Funds		26,381
Receivable from investment adviser for expense reductions		284
Other receivables		365
Total assets		864,567,052

Liabilities
Payable for fund shares redeemed	8,103,599
Distributions payable	57
Accrued management fee	216,967
Other affiliated payables	378,126
Other payables and accrued expenses	21,732
Total liabilities		8,720,481

Net Assets		$ 855,846,571
Net Assets consist of:
Paid in capital		$ 855,791,321
Undistributed net investment income		55,276
Accumulated undistributed net realized gain (loss) on investments		(26)
Net Assets, for 854,889,376 shares outstanding		$ 855,846,571
Net Asset Value, offering price and redemption price per share ($855,846,571 ÷ 854,889,376 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Interest		$ 1,197,759
Income from Fidelity Central Funds		115,203
Total income		1,312,962

Expenses
Management fee	$ 1,601,759
Transfer agent fees	685,991
Accounting fees and expenses	53,661
Custodian fees and expenses	7,566
Independent trustees' compensation	1,550
Registration fees	23,572
Audit	18,524
Legal	9,236
Miscellaneous	5,160
Total expenses before reductions	2,407,019
Expense reductions	(1,137,665)	1,269,354
Net investment income		43,608
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(26)
Net increase in net assets resulting from operations		$ 43,582

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 43,608	$ 213,886
Net realized gain (loss)	(26)	34,610
Net increase in net assets resulting from operations	43,582	248,496
Distributions to shareholders from net investment income	(43,303)	(211,264)
Distributions to shareholders from net realized gain	-	(30,688)
Total distributions	(43,303)	(241,952)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,183,678,749	2,340,639,951
Reinvestment of distributions	42,900	237,809
Cost of shares redeemed	(1,230,361,322)	(2,560,223,360)
Net increase (decrease) in net assets and shares resulting from share transactions	(46,639,673)	(219,345,600)
Total increase (decrease) in net assets	(46,639,394)	(219,339,056)

Net Assets
Beginning of period	902,485,965	1,121,825,021
End of period (including undistributed net investment income of $55,276 and undistributed net investment income of $54,971, respectively)	$ 855,846,571	$ 902,485,965

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	-G	-G	.017	.032	.030	.020
Net realized and unrealized gain (loss)G	-	-	-	-	-	-
Total from investment operations	-G	-G	.017	.032	.030	.020
Distributions from net investment income	-G	-G	(.017)	(.032)	(.030)	(.020)
Distributions from net realized gain	-	-G	-	-G	-	-G
Total distributions	-G	-G	(.017)	(.032)	(.030)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.00%E	.02%	1.68%	3.21%	3.01%	1.99%
Ratios to Average Net AssetsD,F
Expenses before reductions	.55%A	.60%	.54%	.54%	.56%	.56%
Expenses net of fee waivers, if any	.29%A	.48%	.54%	.54%	.55%	.55%
Expenses net of all reductions	.29%A	.48%	.48%	.42%	.41%	.46%
Net investment income	.01%A	.02%	1.66%	3.15%	2.97%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 855,847	$ 902,486	$ 1,121,825	$ 1,087,587	$ 864,963	$ 695,051

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to future transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Michigan Municipal Income Fund	$ 623,644,641	$ 25,746,437	$ (4,893,896)	$ 20,852,541
Fidelity Michigan Municipal Money Market Fund	851,450,221	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $32,566,023 and $14,734,900, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.12%	.37%
Fidelity Michigan Municipal Money Market Fund	.25%	.12%	.37%

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.09%
Fidelity Michigan Municipal Money Market Fund	.16%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$ 1,293

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Michigan Municipal Money Market Fund	.55%	$ 20,527

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

FMR or its affiliates voluntarily agreed to waive certain fees during the period for the Money Market fund. The amount of the waiver is $1,116,639.

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Michigan Municipal Income Fund	$ 3,424	$ 536	$ 2
Fidelity Michigan Municipal Money Market Fund	484	-	15

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

Fidelity Research & Analysis Company

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

MIR-USAN-0810
1.787785.107

Fidelity®
Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ohio Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Fidelity Ohio Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,026.30	$ 2.46
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Fidelity Ohio Municipal Money Market Fund	.37%
Actual		$ 1,000.00	$ 1,000.00	$ 1.83**
HypotheticalA		$ 1,000.00	$ 1,022.96	$ 1.86**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Ohio Municipal Money Market Fund would have been .53% and the expenses paid in the actual and hypothetical examples above would have been $2.63 and $2.66, respectively.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.2	38.0
Health Care	15.2	14.5
Education	14.0	13.9
Water & Sewer	12.4	10.6
Special Tax	4.4	4.3
Weighted Average Maturity as of June 30, 2010
		6 months ago
Years	6.8	7.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2010
6 months ago
Years	7.5	7.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
AAA 10.8%	AAA 7.3%
AA,A 74.6%	AA,A 76.5%
BBB 6.5%	BBB 8.1%
BB and Below 0.0%	BB and Below 0.0%
Not Rated 4.7%	Not Rated 4.1%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,590,688
Ohio - 93.0%
Adams County Valley Local School District (Adams & Highland County Proj.) Series 1995, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,005,420
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,585,350
5% 1/1/15	1,275,000	1,345,087
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,331,763
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,640,525
Akron Wtrwks. Rev. Series 2002, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,648,957
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,146,400
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	1,400,000	1,433,404
American Muni. Pwr.-Ohio, Inc. Rev. (Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,100,428
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,262,800
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,084,876
5% 12/1/37	1,095,000	1,142,249
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,384,190
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,087,620
Buckeye Tobacco Settlement Fing. Auth. Series A-2, 6.5% 6/1/47	9,800,000	7,706,720
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,665,000	1,907,724
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,347,686
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,715,746
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,143,093
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Canal Winchester Local School District Series B, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,030,000	$ 1,106,704
Chagrin Falls Exempted Village School District Series 2005, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915,000	2,100,525
Cincinnati City School District:
5.25% 6/1/16 (Pre-Refunded to 12/1/12 @ 100) (c)	1,500,000	1,664,235
5.25% 12/1/18 (FGIC Insured)	3,000,000	3,481,050
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,048,740
Cincinnati Gen. Oblig. Series 2009 A:
4.5% 12/1/29	500,000	507,315
5% 12/1/20	1,240,000	1,406,544
Cincinnati Wtr. Sys. Rev. Series B, 5% 12/1/32	6,500,000	6,853,015
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,720,815
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,272,216
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,323,277
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,395,917
5.25% 11/15/23 (FGIC Insured)	1,885,000	2,167,034
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,424,561
5.25% 12/1/19 (FSA Insured)	1,045,000	1,128,161
5.25% 12/1/23 (FSA Insured)	1,000,000	1,061,040
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	4,879,302
Cleveland Pub. Pwr. Sys. Rev. Series A, 0% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395,000	2,336,155
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,490,000	2,611,811
Series 2004, 5% 6/1/34 (FGIC Insured)	5,000,000	5,056,250
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680,000	1,753,802
Series H, 5.75% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	45,141
Series 2007 O, 5% 1/1/37	3,200,000	3,298,208
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Columbus City School District:
(School Facilities Construction and Impt. Proj.):
Series 2009 B:
5% 12/1/28	$ 3,105,000	$ 3,341,197
5% 12/1/29	1,000,000	1,072,830
5% 12/1/18 (FSA Insured)	5,000,000	5,637,450
Series 2009 B, 5% 12/1/26	1,805,000	1,961,457
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,221,442
5% 8/1/27	1,200,000	1,269,156
Cuyahoga County Gen. Oblig. Series A:
0% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400,000	2,357,808
0% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,357,623
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,179,033
Dayton School District (School Facility Construction & Impt. Proj.) Series 2003 A, 5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,975,000	5,034,999
Dublin City School District 5% 12/1/21	1,200,000	1,356,120
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,391,880
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,137,940
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,411,672
Fairview Park City School District 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350,000	4,421,601
Fairview Park Gen. Oblig. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,955,000	6,116,261
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,284,880
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,174,700
Series A:
5% 11/1/15	260,000	289,437
5% 11/1/16	265,000	295,615
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	1,845,000	1,948,966
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,008,250
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	$ 3,000,000	$ 3,098,850
Hamilton City School District 5% 12/1/34	2,000,000	2,081,560
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,105,331
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,157,291
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,295,755
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,206,603
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,169,810
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,971,818
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,705,926
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,827,494
Hamilton County Sales Tax Rev. Series B, 5.25% 12/1/32 (AMBAC Insured)	960,000	963,446
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,170,760
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,303,688
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,084,110
Hilliard Gen. Oblig. 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,089,150
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,546,470
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,365,752
Kent City School District Series 2004, 5% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,496,740
Kent State Univ. Revs. Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,383,064
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,288,200
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Kent State Univ. Revs. Series 2009 B: - continued
5% 5/1/29 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,052,370
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,167,550
Kings Local School District 5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365,000	1,486,690
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	2,127,336
5% 8/15/15	1,160,000	1,196,296
5% 8/15/16	1,260,000	1,289,207
5% 8/15/17	1,000,000	1,023,360
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,292,835
0% 12/1/16 (FSA Insured)	1,200,000	986,088
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/11	2,075,000	2,113,180
5.5% 2/15/12	150,000	156,684
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745,000	3,834,693
Lorain County Gen. Oblig. (Justice Ctr. Proj.) Series 2002, 5.5% 12/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,985,000	3,153,115
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,213,712
5% 11/15/38	1,115,000	1,136,297
5.375% 11/15/23 (AMBAC Insured)	5,250,000	5,300,610
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,025,100
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,215,072
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity) (c)	9,000,000	5,105,160
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,166,840
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	115,804
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	85,000	85,293
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	75,000	74,710
Miamisburg City School District:
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,530,537
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Miamisburg City School District: - continued
5% 12/1/33	$ 1,340,000	$ 1,409,372
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,224,150
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,276,526
Montgomery County Rev.:
(Catholic Health Initiatives Proj.):
Series 2008 C2, 4.1%, tender 11/10/11 (a)	1,950,000	2,037,204
Series 2008 D, 6.25% 10/1/33	2,500,000	2,763,700
Series A, 6% 12/1/19	1,470,000	1,487,287
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	4,960,550
Series D, 5.25%, tender 11/12/13 (a)	2,000,000	2,215,720
(Miami Valley Hosp. Proj.) Series 2009 A, 6% 11/15/28	2,000,000	2,105,280
Series A, 6.25% 11/15/39	2,250,000	2,360,543
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,282,390
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,320,722
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	568,705
Ohio Air Quality Dev. Auth. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (a)(b)	2,000,000	2,206,480
Ohio Bldg. Auth.:
(Adult Correctional Bldg. Fund Proj.) Series 2009 B, 5% 10/1/24	1,790,000	1,935,599
(Juvenile Correctional Bldg. Fund Proj.) 5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	2,485,000	2,769,756
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,240,786
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	548,925
(Higher Ed. Cap. Facilities Proj.):
Series 2002 B, 5.25% 11/1/20	7,020,000	7,577,599
Series 2005 B, 5% 5/1/16	1,000,000	1,151,540
(Infrastructure Impt. Proj.):
Series A, 5% 3/1/26	1,850,000	1,965,755
Series D, 5% 3/1/24	3,415,000	3,605,864
Series 2006 D, 5% 9/15/20	5,000,000	5,513,950
Series 2008 A:
5.375% 9/1/23	1,165,000	1,309,658
5.375% 9/1/28	7,210,000	7,932,435
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig.: - continued
Series A, 5.5% 9/15/16 (Pre-Refunded to 3/15/12 @ 100) (c)	$ 6,060,000	$ 6,575,100
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,829,576
Series 1994:
6.125% 10/1/15	2,000,000	2,352,580
6.25% 10/1/16	2,500,000	2,980,800
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,691,195
5.5% 1/1/43	2,000,000	2,080,780
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,098,000
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,814,378
(Univ. Hosp. Health Sys. Proj.):
Series 2007 A, 5.25% 1/15/46	4,000,000	4,004,320
Series 2010 A, 5.25% 1/15/23	2,500,000	2,616,300
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,327,303
Series 2009, 5.5% 12/1/36	5,000,000	5,246,500
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,378,140
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,301,775
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (b)	3,000,000	3,022,950
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,148,250
Series 2003 B, 5.25% 6/1/16 (Pre-Refunded to 6/1/13 @ 100) (c)	4,085,000	4,600,486
Series 2008 A, 5% 12/1/26	2,225,000	2,412,123
Series B, 5.25% 6/1/16	915,000	1,012,649
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,485,880
Series 2001 A, 5.5% 2/15/26	1,600,000	1,619,712
Ohio Univ. Gen. Receipts Athens:
Series 2004, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,980,000	2,108,225
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,237,981
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,699,442
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (a)	$ 1,000,000	$ 1,111,550
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 6/1/18	2,610,000	3,095,016
5.25% 12/1/18	2,610,000	3,111,616
(Fresh Wtr. Impt. Proj.):
Series 2009 B, 5% 12/1/24	1,025,000	1,186,397
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,848,226
5.5% 6/1/17	4,710,000	5,626,990
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,248,038
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (c)	1,530,000	1,709,347
5% 12/1/17	3,765,000	4,146,733
5.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,415,338
5.25% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260,000	1,441,465
5.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,359,761
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,339,591
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Wtr. Quality Proj.):
Series 2010 A:
5% 12/1/29	2,000,000	2,171,720
5% 6/1/30	1,000,000	1,080,130
Series 2010, 5% 12/1/22	3,000,000	3,411,900
Series 2005 B, 0% 12/1/14	1,500,000	1,353,375
5% 6/1/18	2,000,000	2,195,720
5.25% 12/1/19	1,975,000	2,368,914
Olentangy Local School District:
5% 12/1/30 (FSA Insured)	4,025,000	4,213,048
5% 12/1/36	2,700,000	2,819,880
Orrville City School District 5.25% 12/1/35 (AMBAC Insured)	1,000,000	1,043,530
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755,000	1,881,290
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Penta Career Ctr. Ctfs. of Prtn.: - continued
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,940,000	$ 2,057,816
Plain Local School District 6% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	990,000	1,021,700
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	1,013,663
0% 12/1/17	1,250,000	966,150
5% 12/1/32	1,500,000	1,582,005
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	507,595
6.375% 11/15/30	330,000	334,406
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,165,080
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,278,149
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,623,972
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,004,230
Sharonville Gen. Oblig. 5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,526,128
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,190,606
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	490,548
5% 12/1/35 (FSA Insured)	2,500,000	2,532,450
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,833,922
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,792,211
5.25% 12/1/21	1,740,000	1,890,371
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,391,241
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,163,680
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,062,770
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,165,511
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Toledo Wtrwks. Rev.: - continued
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,500,000	$ 3,594,045
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,141,630
Series B, 5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,427,873
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045,000	1,064,918
5.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315,000	1,339,196
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,013,900
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,541,858
5% 6/1/19 (AMBAC Insured)	1,520,000	1,609,847
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,092,640
5% 6/1/23 (FSA Insured)	2,000,000	2,161,020
5% 6/1/24 (FSA Insured)	2,000,000	2,145,500
Vandalia-Butler City School District Series 2010, 5% 12/1/38	2,170,000	2,277,068
Warren County Gen. Oblig.:
6.1% 12/1/12	245,000	262,397
6.65% 12/1/11	115,000	120,785
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,047,927
Wright State Univ. Gen. Receipts:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,375,000	1,471,951
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,534,032
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,602,734
		514,730,571
Puerto Rico - 2.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,129,210
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	2,039,922
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	$ 1,300,000	$ 1,445,431
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	1,000,000	1,044,250
Series M2, 5.75%, tender 7/1/17 (a)	1,000,000	1,070,500
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	9,300,000	1,243,782
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	115,544
0% 8/1/47 (AMBAC Insured)	1,000,000	89,430
Series 2009 A, 6% 8/1/42	1,000,000	1,061,680
Series 2010 C, 6% 8/1/39	1,800,000	1,917,504
		11,157,253
Virgin Islands - 1.2%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,049,760
Series 2009 A, 6.75% 10/1/37	1,000,000	1,090,980
Series 2009 B, 5% 10/1/25	1,000,000	1,008,020
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	1,600,000	1,467,616
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/22	2,000,000	2,067,840
		6,684,216
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $517,688,372)	534,162,728
NET OTHER ASSETS (LIABILITIES) - 3.5%	19,145,458
NET ASSETS - 100%	$ 553,308,186
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	37.2%
Health Care	15.2%
Education	14.0%
Water & Sewer	12.4%
Others* (Individually Less Than 5%)	21.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $517,688,372)		$ 534,162,728
Cash		20,971,072
Receivable for fund shares sold		156,628
Interest receivable		4,435,357
Other receivables		6,850
Total assets		559,732,635

Liabilities
Payable for investments purchased	$ 5,344,689
Payable for fund shares redeemed	105,267
Distributions payable	590,643
Accrued management fee	168,656
Other affiliated payables	189,638
Other payables and accrued expenses	25,556
Total liabilities		6,424,449

Net Assets		$ 553,308,186
Net Assets consist of:
Paid in capital		$ 536,888,613
Undistributed net investment income		12,183
Accumulated undistributed net realized gain (loss) on investments		(66,966)
Net unrealized appreciation (depreciation) on investments		16,474,356
Net Assets, for 47,373,870 shares outstanding		$ 553,308,186
Net Asset Value, offering price and redemption price per share ($553,308,186 ÷ 47,373,870 shares)		$ 11.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Interest		$ 11,647,742

Expenses
Management fee	$ 990,089
Transfer agent fees	214,912
Accounting fees and expenses	67,936
Custodian fees and expenses	3,716
Independent trustees' compensation	960
Registration fees	16,897
Audit	22,470
Legal	767
Miscellaneous	3,667
Total expenses before reductions	1,321,414
Expense reductions	(7,521)	1,313,893
Net investment income		10,333,849
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		69,496
Change in net unrealized appreciation (depreciation) on investment securities		3,711,572
Net gain (loss)		3,781,068
Net increase (decrease) in net assets resulting from operations		$ 14,114,917

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 10,333,849	$ 19,066,165
Net realized gain (loss)	69,496	537,075
Change in net unrealized appreciation (depreciation)	3,711,572	29,120,688
Net increase (decrease) in net assets resulting from operations	14,114,917	48,723,928
Distributions to shareholders from net investment income	(10,334,081)	(19,059,945)
Distributions to shareholders from net realized gain	-	(315,347)
Total distributions	(10,334,081)	(19,375,292)
Share transactions Proceeds from sales of shares	57,211,741	113,681,441
Reinvestment of distributions	6,802,399	13,242,068
Cost of shares redeemed	(37,985,773)	(62,614,002)
Net increase (decrease) in net assets resulting from share transactions	26,028,367	64,309,507
Redemption fees	233	9,552
Total increase (decrease) in net assets	29,809,436	93,667,695

Net Assets
Beginning of period	523,498,750	429,831,055
End of period (including undistributed net investment income of $12,183 and undistributed net investment income of $12,415, respectively)	$ 553,308,186	$ 523,498,750
Other Information Shares
Sold	4,913,296	9,963,353
Issued in reinvestment of distributions	583,745	1,159,348
Redeemed	(3,263,520)	(5,508,894)
Net increase (decrease)	2,233,521	5,613,807

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 10.87	$ 11.51	$ 11.60	$ 11.66	$ 11.98
Income from Investment Operations
Net investment incomeD	.222	.455	.449	.444	.459	.476
Net realized and unrealized gain (loss)	.081	.737	(.632)	(.040)	.050	(.135)
Total from investment operations	.303	1.192	(.183)	.404	.509	.341
Distributions from net investment income	(.223)	(.455)	(.449)	(.444)	(.459)	(.476)
Distributions from net realized gain	-	(.007)	(.008)	(.050)	(.110)	(.185)
Total distributions	(.223)	(.462)	(.457)	(.494)	(.569)	(.661)
Redemption fees added to paid in capitalD,F	-	-	-	-	-	-
Net asset value, end of period	$ 11.68	$ 11.60	$ 10.87	$ 11.51	$ 11.60	$ 11.66
Total ReturnB,C	2.63%	11.11%	(1.62)%	3.59%	4.47%	2.90%
Ratios to Average Net AssetsE
Expenses before reductions	.49%A	.50%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.49%A	.50%	.49%	.49%	.49%	.50%
Expenses net of all reductions	.49%A	.50%	.47%	.45%	.45%	.47%
Net investment income	3.85%A	3.99%	4.01%	3.88%	3.96%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 553,308	$ 523,499	$ 429,831	$ 424,400	$ 421,878	$ 424,849
Portfolio turnover rate	6%A	10%	11%	22%	19%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 6/30/10	% of fund's investments 12/31/09	% of fund's investments 6/30/09
0 - 30	80.6	81.7	77.0
31 - 90	5.8	3.8	6.2
91 - 180	8.1	7.6	10.0
181 - 397	5.5	6.9	6.8
Weighted Average Maturity
	6/30/10	12/31/09	6/30/09
Fidelity Ohio Municipal Money Market Fund	39 Days	36 Days	44 Days
Ohio Tax-Free Money Market Average*	35 Days	40 Days	42 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	6/30/10	12/31/09	6/30/09
Fidelity Ohio Municipal Money Market Fund	39 Days	N/A**	N/A**
Ohio Tax-Free Money Market Average*	N/A**	N/A**	N/A**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
Variable Rate Demand Notes (VRDNs) 72.7%	Variable Rate Demand Notes (VRDNs) 70.0%
Commercial Paper (including CP Mode) 7.4%	Commercial Paper (including CP Mode) 5.3%
Tender Bonds 0.6%	Tender Bonds 0.6%
Municipal Notes 13.5%	Municipal Notes 9.8%
Fidelity Municipal Cash Central Fund 4.1%	Fidelity Municipal Cash Central Fund 9.6%
Other Investments 2.9%	Other Investments 4.7%
Net Other Assets*** (1.2)%	Net Other Assets† 0.0%

*** Net Other Assets are not included in the pie chart.

† Represents less than 0.1%

** Information not available

* Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 101.2%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 1,100,000	$ 1,100,000
Kentucky - 0.9%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 0.35%, LOC Commerzbank AG, VRDN (a)(d)	2,100,000	2,100,000
Series 2008 A, 0.35%, LOC Commerzbank AG, VRDN (a)(d)	2,600,000	2,600,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.33%, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,000,000	1,000,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.3%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (a)(d)	2,500,000	2,500,000
		8,200,000
Minnesota - 0.9%
Minnesota Hsg. Fin. Agcy. Series 2009 C, 0.31% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)(d)	8,000,000	8,000,000
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.31%, LOC Bank of America NA, VRDN (a)(d)	4,000,000	4,000,000
Nevada - 0.8%
Clark County Arpt. Rev.:
Series 2008 D1, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	6,600,000	6,600,000
Series 2008 D2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	1,100,000	1,100,000
		7,700,000
North Carolina - 1.0%
North Carolina Gen. Oblig. Series 2002 E, 0.23% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,015,000	1,015,000
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.35%, LOC Bank of America NA, VRDN (a)(d)	1,600,000	1,600,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.47%, LOC Wells Fargo Bank NA, VRDN (a)(d)	7,000,000	7,000,000
		9,615,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - 92.5%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 D, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	$ 3,700,000	$ 3,700,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	8,700,000	8,700,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.35%, tender 8/15/10 (a)	5,416,000	5,416,000
Avon Gen. Oblig. BAN 1.5% 5/11/11	2,835,000	2,857,291
Avon Lake City School District BAN Series 2010, 1.25% 8/11/10	6,000,000	6,005,669
Beachwood Gen. Oblig. BAN Series 2009, 1.5% 12/2/10	3,000,000	3,011,442
Butler County Health Facilities Rev. (LifeSphere Proj.) Series 2002, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,135,000	9,135,000
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	780,000	780,000
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,125,000	6,125,000
Series 2009 A, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	11,240,000	11,240,000
Series 2009 D, 0.37%, LOC KBC Bank NV, VRDN (a)	9,425,000	9,425,000
Cleveland Wtrwks. Rev. Series 2008 Q, 0.26%, LOC Bank of America NA, VRDN (a)	6,350,000	6,350,000
Columbus City School District Participating VRDN Series 1488, 0.36% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,515,000	8,515,000
Columbus Muni. Arpt. Auth. Rev. Series A:
0.3% 8/13/10, LOC Calyon New York Branch, CP	5,500,000	5,500,000
0.35% 8/13/10, LOC Calyon New York Branch, CP	8,000,000	8,000,000
Cuyahoga County Arpt. Facilities Rev. (Corporate Wings-Cleveland LLC Proj.) 0.37%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,900,000	2,900,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 0.33%, LOC U.S. Bank NA, Minnesota, VRDN (a)	11,835,000	11,835,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 0.85%, LOC JPMorgan Chase Bank, VRDN (a)(d)	540,000	540,000
(Pubco Corp. Proj.) Series 2001, 0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,120,000	1,120,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	11,500,000	11,500,000
Delaware Gen. Oblig. BAN 1.5% 12/21/10	3,500,000	3,516,668
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Franklin County Health Care Facilities Rev. (Friendship Village of Dublin, Ohio, Inc. Proj.):
Series 2004 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 10,970,000	$ 10,970,000
Series 2004 B, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,730,000	7,730,000
Greene County Gen. Oblig. BAN:
Series 2010 B, 1.25% 11/3/10	7,100,000	7,119,688
Series 2010 C, 1.5% 6/17/11	8,345,000	8,423,217
Hamilton County Econ. Dev. Rev. Participating VRDN Series Solar 06 158, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	700,000	700,000
Hamilton County Health Care Facilities Rev.:
(Deaconess Long Term. Care, Inc. Proj.) Series 2000 A, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	6,090,000	6,090,000
(The Children's Home of Cincinnati Proj.) Series 2009, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,450,000	3,450,000
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2006 C, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,585,000	8,585,000
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,005,000	7,005,000
Series 2000, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	9,805,000	9,805,000
Series 2002 I, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	13,970,000	13,970,000
Series 2007 N, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	3,500,000	3,500,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,500,000	6,500,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.32%, LOC Bank of New York, New York, VRDN (a)	10,000,000	10,000,000
Hudson City Gen. Oblig. BAN Series 2009, 2% 10/6/10	10,500,000	10,539,094
Independence Gen. Oblig. BAN Series 2010, 1.875% 4/26/11	3,500,000	3,513,098
Kent State Univ. Revs. Series 2008 B, 0.29%, LOC Bank of America NA, VRDN (a)	8,715,000	8,715,000
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2002, 0.4%, LOC JPMorgan Chase Bank, VRDN (a)	11,600,000	11,600,000
Series 2008 B, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.8%, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 2,370,000	$ 2,370,000
Lancaster Port Auth. Gas Rev. 0.6% (Liquidity Facility Royal Bank of Canada), VRDN (a)	45,150,000	45,150,002
Lorain County Hosp. Rev. (EMH Reg'l. Med. Ctr. Proj.) Series 2008, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	17,300,000	17,300,000
Lorain County Ohio Port Auth. Rev. (Nat'l. Bronze and Metals, Inc. Proj.) Series 2009, 0.46%, LOC Bank of America NA, VRDN (a)	8,500,000	8,500,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,050,000	2,050,000
Mahoning County Hsg. Rev. (Univ. Hsg. Corp. at Youngstown State Univ. Proj.) Series 2002, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,000,000	2,000,000
Mariemont City School District BAN Series 2010, 1.5% 9/15/10	2,500,000	2,505,141
Mason City School District BAN Series 2010, 1.5% 2/3/11	3,450,000	3,471,431
Mason Gen. Oblig. BAN:
(Road Impt. Proj.) 1.5% 7/28/10	1,150,000	1,150,633
1.25% 3/10/11	2,600,000	2,614,292
3% 6/29/11	3,800,000	3,890,154
Mason Indl. Dev. Rev. (Crane Plastics Co. Proj.) 0.36%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	3,440,000	3,440,000
Miamisburg City School District BAN (School Facilities Construction and Impt. Proj.) Series 2009, 2% 7/22/10	10,700,000	10,707,323
Montgomery County Rev.:
Bonds (Miami Valley Hosp. Proj.) Series 2008 A, 5% 11/15/10	2,705,000	2,747,376
Participating VRDN Series Putters 3622, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,195,000	4,195,000
(Catholic Health Initiatives Proj.) Series 2004 B2, 0.21% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	9,700,000	9,700,000
Niles Gen. Oblig. BAN Series 2009, 1.75% 11/10/10	4,600,000	4,615,005
Northwestern Local School District BAN 2% 12/1/10	3,310,000	3,330,788
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.18%, LOC Cr. Agricole SA, VRDN (a)(d)	11,100,000	11,100,000
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)(d)	19,700,000	19,700,000
Series 2008 B, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)(d)	13,650,000	13,650,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(FirstEnergy Corp. Proj.) Series 2006 B, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	$ 8,550,000	$ 8,550,000
(Ohio Valley Elec. Corp. Proj.) Series 2009 C, 0.28%, LOC Bank Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,600,000	4,600,000
Ohio Bldg. Auth. Bonds (Administrative Bldg. Proj.) Series 2004 B, 5% 10/1/10	500,000	505,658
Ohio Gen. Oblig.:
Bonds (Higher Ed. Cap. Facilities Proj.) Series II 2002 A, 5% 12/1/10	2,050,000	2,089,926
Participating VRDN Series ROC II R208, 0.32% (Liquidity Facility Citibank NA) (a)(e)	7,755,000	7,755,000
Ohio Higher Edl. Facility Commission Rev.:
Bonds (Cleveland Clinic Proj.):
Series 2008 B5:
0.28% tender 7/15/10, CP mode	12,700,000	12,700,000
0.36% tender 12/2/10, CP mode	10,200,000	10,200,000
0.37% tender 11/9/10, CP mode	10,300,000	10,300,000
Series 2008 B6, 0.35% tender 9/8/10, CP mode	23,900,000	23,900,000
(Antioch Univ. Proj.) 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,500,000	6,500,000
(Cleveland Institute of Music Proj.) 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,465,000	1,465,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.36%, LOC RBS Citizens NA, VRDN (a)	16,000,000	16,000,000
(Xavier Univ. Proj.):
Series 2008 A, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,700,000	3,700,000
Series B, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	650,000	650,000
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3552, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,940,000	5,940,000
Ohio Hsg. Participating VRDN Series Clipper 06 8, 0.43% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	1,653,000	1,653,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series Merlots 01 A78, 0.3% (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	2,250,000	2,250,000
Series Merlots 06 A2, 0.3% (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	4,405,000	4,405,000
Series Putters 1334, 0.46% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	7,755,000	7,755,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
(Mtg.-Backed Securities Prog.):
Series 2002 A2, 0.26% (Liquidity Facility KBC Bank NV), VRDN (a)(d)	$ 1,030,000	$ 1,030,000
Series 2005 B1, 0.25% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	6,000,000	6,000,000
Series 2005 F, 0.23% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	11,800,000	11,800,000
Series B, 0.24% (Liquidity Facility Citibank NA), VRDN (a)(d)	10,600,000	10,600,000
Series 2004 D, 0.23% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	10,860,000	10,860,000
Series F, 0.24% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	2,000,000	2,000,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 0.62%, LOC RBS Citizens NA, VRDN (a)(d)	700,000	700,000
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.47%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	445,000	445,000
(Wingate at Belle Meadows Proj.) 0.33%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	7,755,000	7,755,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.25% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	10,100,000	10,100,000
Series 2006 I, 0.24% (Liquidity Facility Citibank NA), VRDN (a)(d)	4,000,000	4,000,000
Series 2006 J, 0.24% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	5,200,000	5,200,000
Series 2006 M, 0.23% (Liquidity Facility Citibank NA), VRDN (a)(d)	11,825,000	11,825,000
Series 2006 N, 0.23% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	31,095,000	31,095,000
Series 2007 J, 0.28% (Liquidity Facility KBC Bank NV), VRDN (a)(d)	3,500,000	3,500,000
Series 2008 H, 0.3% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	5,000,000	5,000,000
Ohio Major New State Infrastructure Rev. Bonds:
Series 2008-1, 5% 6/15/11	2,340,000	2,441,270
Series 2010-1, 2% 6/15/11	9,900,000	10,047,961
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.28%, LOC Bank of America NA, VRDN (a)(d)	5,200,000	5,200,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.) Series A, 0.33%, LOC Barclays Bank PLC, VRDN (a)(d)	$ 18,380,000	$ 18,380,000
Series A, 0.29%, LOC Barclays Bank PLC, VRDN (a)(d)	24,050,000	24,050,000
Ohio Wtr. Dev. Auth. Rev.:
Bonds (Drinking Wtr. Fund Prog.) Series 2010 A, 1.5% 6/1/11	4,105,000	4,146,655
Participating VRDN Series DCL 08 046, 0.36% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	7,980,000	7,980,000
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. BAN 5% 11/1/10	9,700,000	9,851,931
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,300,000	10,300,000
Perrysburg Gen. Oblig. BAN:
1.25% 11/4/10	1,200,000	1,201,022
1.25% 11/4/10	2,570,000	2,572,188
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.34%, LOC JPMorgan Chase Bank, VRDN (a)	11,770,000	11,770,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 0.8%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,435,000	1,435,000
Solon Gen. Oblig. BAN Series 2009, 1.125% 11/18/10	1,175,000	1,176,677
Stow Gen. Oblig. BAN 2% 5/6/11	3,700,000	3,744,197
Sylvania Gen. Oblig. BAN 2% 7/15/10	3,250,000	3,251,546
Toledo Lucas County Port Auth. Rev. Series 2004 C, 0.55%, LOC Banco Santander SA, VRDN (a)	10,100,000	10,100,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 0.18%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	6,800,000	6,800,000
Univ. of Cincinnati Gen. Receipts:
BAN:
Series 2009 B, 2% 7/21/10	16,000,000	16,006,926
Series 2009 D, 1.5% 12/16/10	5,250,000	5,273,544
Series 2008 B, 0.44%, LOC Bayerische Landesbank, VRDN (a)	1,700,000	1,700,000
Univ. of Toledo Gen. Receipts BAN Series 2010, 1.5% 6/1/11	8,000,000	8,056,785
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.23%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,345,000	4,345,000
Wadsworth City School District Bonds Series 2009, 2.25% 9/22/10	4,750,000	4,767,163
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,525,000	6,525,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.49%, LOC RBS Citizens NA, VRDN (a)	$ 2,200,000	$ 2,200,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,345,000	1,345,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 1%, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,200,000	3,200,000
		880,270,761
South Carolina - 0.3%
Charleston Wtrwks. & Swr. Rev. Series A, 0.27% (Liquidity Facility Bank of America NA), VRDN (a)	3,165,000	3,165,000
Texas - 0.1%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.32%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	1,000,000	1,000,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.29%, LOC Fortis Banque SA, VRDN (a)(d)	900,000	900,000
	Shares
Other - 4.1%
Fidelity Municipal Cash Central Fund, 0.27% (b)(c)	38,726,000	38,726,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $962,676,761)		962,676,761
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(11,191,282)
NET ASSETS - 100%		$ 951,485,479
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 96,441
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $923,950,761)	$ 923,950,761
Fidelity Central Funds (cost $38,726,000)	38,726,000
Total Investments (cost $962,676,761)		$ 962,676,761
Cash		83,729
Receivable for fund shares sold		8,177,181
Interest receivable		1,628,918
Distributions receivable from Fidelity Central Funds		13,302
Other receivables		173
Total assets		972,580,064

Liabilities
Payable for fund shares redeemed	$ 20,378,330
Distributions payable	87
Accrued management fee	295,545
Other affiliated payables	398,287
Other payables and accrued expenses	22,336
Total liabilities		21,094,585

Net Assets		$ 951,485,479
Net Assets consist of:
Paid in capital		$ 951,398,373
Distributions in excess of net investment income		(326)
Accumulated undistributed net realized gain (loss) on investments		87,432
Net Assets, for 951,055,522 shares outstanding		$ 951,485,479
Net Asset Value, offering price and redemption price per share ($951,485,479 ÷ 951,055,522 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Interest		$ 1,811,567
Income from Fidelity Central Funds		96,441
Total income		1,908,008

Expenses
Management fee	$ 1,832,208
Transfer agent fees	690,752
Accounting fees and expenses	58,571
Custodian fees and expenses	8,214
Independent trustees' compensation	1,781
Registration fees	25,266
Audit	18,639
Legal	2,070
Miscellaneous	6,037
Total expenses before reductions	2,643,538
Expense reductions	(784,797)	1,858,741
Net investment income		49,267
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		54
Net increase in net assets resulting from operations		$ 49,321

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 49,267	$ 1,689,694
Net realized gain (loss)	54	92,975
Net increase in net assets resulting from operations	49,321	1,782,669
Distributions to shareholders from net investment income	(49,593)	(1,687,450)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,363,853,527	2,524,668,540
Reinvestment of distributions	49,150	1,668,028
Cost of shares redeemed	(1,441,969,264)	(2,721,115,399)
Net increase (decrease) in net assets and shares resulting from share transactions	(78,066,587)	(194,778,831)
Total increase (decrease) in net assets	(78,066,859)	(194,683,612)

Net Assets
Beginning of period	1,029,552,338	1,224,235,950
End of period (including distributions in excess of net investment income of $326 and undistributed net investment income of $0, respectively	$ 951,485,479	$ 1,029,552,338

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	-F	-F	.018	.032	.030	.020
Distributions from net investment income	-F	-F	(.018)	(.032)	(.030)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	0.00%	.15%	1.77%	3.22%	3.01%	1.99%
Ratios to Average Net AssetsD,E
Expenses before reductions	.53%A	.57%	.54%	.52%	.54%	.54%
Expenses net of fee waivers, if any	.37%A	.55%	.54%	.52%	.54%	.54%
Expenses net of all reductions	.37%A	.55%	.48%	.41%	.40%	.43%
Net investment income	.01%A	.15%	1.75%	3.17%	2.98%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 951,485	$ 1,029,552	$ 1,224,236	$ 1,217,252	$ 956,450	$ 801,905

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Ohio Municipal Income Fund	$ 517,676,096	$ 19,296,481	$ (2,809,849)	$ 16,486,632
Fidelity Ohio Municipal Money Market Fund	962,676,761	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $43,182,390 and $14,351,182, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.12%	.37%
Fidelity Ohio Municipal Money Market Fund	.25%	.12%	.37%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$ 1,052

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period for the Money Market Fund. The amount of the waiver is 784,633.

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Semiannual Report

7. Expense Reductions - continued

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Ohio Municipal Income Fund	$ 3,716	$ 3,802	$ 3
Fidelity Ohio Municipal Money Market Fund	162	-	2

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
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551 Boston Turnpike
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Minnesota

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Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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(such as changing name, address, bank, etc.)

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Accounts

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P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

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P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

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Fidelity®
Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Semiannual Report

June 30, 2010

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Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Pennsylvania Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Fidelity Pennsylvania Municipal Income Fund	.51%
Actual		$ 1,000.00	$ 1,026.00	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56
Fidelity Pennsylvania Municipal Money Market Fund	.29%
Actual		$ 1,000.00	$ 1,000.05	$ 1.44**
HypotheticalA		$ 1,000.00	$ 1,023.36	$ 1.45**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for Pennsylvania Municipal Money Market would have been 0.50% and the expenses paid in the actual and hypothetical examples above would have been $2.48 and $2.51, respectively.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	41.3	35.6
Transportation	12.9	13.9
Health Care	11.8	10.0
Education	10.8	10.3
Water & Sewer	7.5	7.9
Weighted Average Maturity as of June 30, 2010
		6 months ago
Years	6.0	5.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2010
6 months ago
Years	7.0	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
AAA 0.1%	AAA 0.0%
AA,A 86.1%	AA,A 80.9%
BBB 9.7%	BBB 13.9%
Not Rated 2.4%	Not Rated 2.6%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 2.6%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
New Jersey/Pennsylvania - 1.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,425,000	$ 1,477,668
Delaware River Port Auth. Pennsylvania & New Jersey Rev. (Port District Proj.) Series 2001 A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,122,880
		4,600,548
Pennsylvania - 97.7%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,059,380
Allegheny County:
Series C-62, 5% 11/1/29	4,420,000	4,566,037
Series C55, 5.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,535,000	3,803,165
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,545,000	2,601,270
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,000,000	2,030,420
5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,084,180
5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,147,330
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Carnegie Mellon Univ. Proj.) Series 2002:
5.125% 3/1/32	1,700,000	1,729,121
5.25% 3/1/32	2,000,000	2,039,820
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,525,000	2,808,305
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	2,149,760
Allegheny County Sanitation Auth. Swr. Rev.:
Series 1991, 0% 12/1/12 (Escrowed to Maturity) (d)	2,260,000	2,180,290
Series 2000, 5.5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	305,000	309,480
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,725,000	3,781,173
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	1,500,000	1,650,855
6% 3/1/31 (FSA Insured)	1,975,000	2,163,889
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Berks County Muni. Auth. Rev. (Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18	$ 3,000,000	$ 3,282,990
Bethel Park School District Series 2009, 5% 8/1/29	9,000,000	9,345,420
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	267,388
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,870,000	1,880,977
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	1,785,000	2,004,573
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,000,000	1,134,480
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,130,465
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,580,650
Centennial School District:
Series 2010 A, 5% 12/15/30 (a)	3,000,000	3,193,290
Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,260,800
Central Dauphin School District Gen. Oblig. 7.5% 2/1/30 (Pre-Refunded to 2/1/16 @ 100) (d)	5,000,000	6,476,100
Chambersburg Area School District:
5.25% 3/1/26 (FGIC Insured)	2,000,000	2,117,180
5.25% 3/1/27 (FGIC Insured)	2,000,000	2,109,540
5.25% 3/1/29 (FGIC Insured)	3,600,000	3,773,304
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,451,233
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,164,880
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,095,050
6% 11/15/30	3,620,000	3,691,748
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series A, 5% 12/15/10	905,000	909,036
Delaware County Auth. Univ. Rev. 5.25% 12/1/31	2,450,000	2,614,689
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,500,000	2,501,475
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165,000	2,275,004
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
East Stroudsburg Area School District:
Series 2007 A:
7.5% 9/1/22	$ 1,000,000	$ 1,240,380
7.75% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200,000	10,038,593
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100) (d)	2,750,000	3,662,918
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,256,659
7.75% 4/1/25 (FSA Insured)	875,000	1,049,563
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	1,750,000	1,771,175
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2002 A, 5.5% 4/1/14 (Pre-Refunded to 4/1/12 @ 100) (d)	1,655,000	1,799,366
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,148,116
Hollidaysburg Area School District Series C, 5% 3/15/23 (FSA Insured)	1,015,000	1,096,900
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	705,000	762,373
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,124,502
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,570,075
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,622,850
Mifflin County School District:
Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,363,073
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,422,244
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,117,040
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,101,430
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	925,542
Mount Lebanon School District Series 2009 A:
5% 2/15/15	500,000	564,770
5% 2/15/34	2,250,000	2,377,148
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Muhlenberg School District Series AA, 5.375% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,055,000	$ 1,116,095
North Hampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A:
5.25% 8/15/16	1,245,000	1,325,776
5.25% 8/15/18	1,450,000	1,519,122
Northampton County Gen. Purp. College Rev. (Lafayette College Proj.) Series 2010 B, 5% 5/1/22	2,145,000	2,382,065
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,912,884
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (c)	3,300,000	3,348,807
6.375% 11/1/41 (c)	1,300,000	1,317,966
(Exelon Generation Proj.) Series 2009 A, 5%, tender 6/1/12 (b)	3,100,000	3,276,917
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,118,680
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 7%, tender 11/1/10 (b)(c)	1,500,000	1,527,705
Pennsylvania Gen. Oblig.:
First Series 2007 A, 5% 11/1/23	5,000,000	5,541,650
First Series 2008, 5% 5/15/27	805,000	873,473
First Series, 5.25% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (d)	125,000	134,373
Second Series 2009:
5% 4/15/24	9,000,000	10,033,560
5% 4/15/25	500,000	553,035
5% 4/15/28	5,000,000	5,432,200
Series 2007 A, 5% 11/1/18	4,805,000	5,562,028
Series 2009, 5% 3/15/27	6,000,000	6,546,960
Series A, 5% 8/1/25	2,500,000	2,726,450
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,266,275
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/22	2,655,000	2,853,674
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,255,480
Series 2010 E, 5% 5/15/31	2,500,000	2,499,850
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	$ 1,035,000	$ 1,106,736
5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 101) (d)	45,000	49,820
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/17	6,000,000	6,880,380
Pennsylvania State Univ.:
Series 2009 A, 5% 3/1/24	1,000,000	1,111,890
Series A, 5% 8/15/29	3,945,000	4,228,172
5% 9/1/29	1,550,000	1,632,522
5% 9/1/35	4,485,000	4,662,113
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,138,060
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S:
5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,109,100
5.625% 6/1/14	3,595,000	3,782,012
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	2,900,000	3,006,952
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,250,348
5% 12/1/25 (AMBAC Insured)	7,345,000	7,790,915
5% 12/1/26 (AMBAC Insured)	3,500,000	3,686,025
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,244,240
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,273,220
Philadelphia Arpt. Rev. 5.375% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,770,000	3,781,159
Philadelphia Auth. Indl. Dev. Lease Rev. Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,585,140
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,594,035
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,055,320
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,050,700
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,819,745
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,813,356
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,899,047
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,541,402
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.: - continued
(1998 Gen. Ordinance Proj.):
Seventh Series, 5% 10/1/37 (AMBAC Insured)	$ 3,000,000	$ 2,813,340
Philadelphia Gen. Oblig.:
Series 2001, 5.25% 9/15/12 (FSA Insured)	2,455,000	2,515,467
Series 2008 A:
5.25% 12/15/22 (FSA Insured)	4,540,000	4,936,297
5.25% 12/15/32 (FSA Insured)	6,000,000	6,206,460
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	4,111,965
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30 (a)	4,000,000	4,130,280
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Health Sys. Proj.) Series B, 5% 7/1/11	1,685,000	1,710,595
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	991,960
Series 2003 B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,090,480
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.):
Series 2002 A, 5.5% 4/15/13 (FGIC Insured)	2,810,000	2,958,368
Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	945,200
Philadelphia School District:
Series 2004 D, 5.25% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (d)	2,785,000	3,212,609
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	3,023,685
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,285,070
Series 2010 C, 5% 9/1/21	4,000,000	4,272,320
Philadelphia Wtr. & Wastewtr. Rev. Series A:
5% 11/1/31 (FGIC Insured)	400,000	403,632
5% 7/1/35	4,130,000	4,208,346
5.375% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,134,340
Pittsburgh Gen. Oblig.:
Series 2006 B, 5.25% 9/1/15 (FSA Insured)	2,000,000	2,227,420
Series A:
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,020,000	5,229,384
5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,662,906
Series B, 5.25% 9/1/16 (FSA Insured)	3,000,000	3,330,270
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity) (d)	$ 4,455,000	$ 4,957,569
6.5% 9/1/13 (FGIC Insured)	5,545,000	5,979,673
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,375,000	3,382,223
Souderton Area School District Series 2009:
5% 11/1/23	3,760,000	4,157,545
5% 11/1/24	2,065,000	2,266,957
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23	1,000,000	975,190
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,785,625
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	831,910
5.375% 4/1/17 (FSA Insured)	830,000	870,844
5.375% 4/1/18 (FSA Insured)	875,000	915,618
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) 5% 10/1/20 (FSA Insured)	1,000,000	1,108,700
(Montgomery County Cmnty. College Proj.):
5% 5/1/27 (FSA Insured)	1,775,000	1,910,362
5% 5/1/28 (FSA Insured)	1,000,000	1,071,380
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/32	3,000,000	3,181,200
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
(Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,163,400
Series 2009 A, 5% 9/15/16	1,150,000	1,331,792
Series 2007 B, 5.25% 9/15/28	2,500,000	2,772,725
Series 2009 B, 5.5% 9/15/24	5,250,000	6,034,980
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	1,963,054
West Mifflin Area School District Series 2009, 5.125% 4/1/31 (FSA Insured)	1,000,000	1,060,920
Westmoreland County Gen. Oblig. 0% 8/1/15 (Escrowed to Maturity) (d)	4,290,000	3,841,523
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/25	2,490,000	2,497,744
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000,000	$ 3,234,400
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,528,050
0% 8/15/22	6,550,000	3,538,769
Wilson School District 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,233,353
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,235,000	3,081,014
		445,673,812
Puerto Rico - 0.7%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,053,690
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	547,940
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	1,500,000	1,523,370
		3,125,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $440,759,848)	453,399,360
NET OTHER ASSETS (LIABILITIES) - 0.6%	2,834,419
NET ASSETS - 100%	$ 456,233,779
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	41.3%
Transportation	12.9%
Health Care	11.8%
Education	10.8%
Water & Sewer	7.5%
Electric Utilities	6.3%
Escrowed/Pre-Refunded	5.7%
Others * (Individually Less Than 5%)	3.7%
100.0%
* Includes net other assets
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $98,320 all of which will expire on December 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $440,759,848)		$ 453,399,360
Cash		6,096,804
Receivable for fund shares sold		280,997
Interest receivable		5,282,914
Other receivables		2,382
Total assets		465,062,457

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 7,307,230
Payable for fund shares redeemed	643,704
Distributions payable	538,223
Accrued management fee	139,161
Other affiliated payables	175,211
Other payables and accrued expenses	25,149
Total liabilities		8,828,678

Net Assets		$ 456,233,779
Net Assets consist of:
Paid in capital		$ 442,592,045
Undistributed net investment income		33,797
Accumulated undistributed net realized gain (loss) on investments		968,425
Net unrealized appreciation (depreciation) on investments		12,639,512
Net Assets, for 42,044,264 shares outstanding		$ 456,233,779
Net Asset Value, offering price and redemption price per share ($456,233,779 ÷ 42,044,264 shares)		$ 10.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Interest		$ 9,641,822

Expenses
Management fee	$ 810,852
Transfer agent fees	204,457
Accounting fees and expenses	57,354
Custodian fees and expenses	3,268
Independent trustees' compensation	777
Registration fees	24,501
Audit	22,385
Legal	2,155
Miscellaneous	3,025
Total expenses before reductions	1,128,774
Expense reductions	(1,983)	1,126,791
Net investment income		8,515,031
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,268,363
Change in net unrealized appreciation (depreciation) on investment securities		1,655,097
Net gain (loss)		2,923,460
Net increase (decrease) in net assets resulting from operations		$ 11,438,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,515,031	$ 14,690,056
Net realized gain (loss)	1,268,363	425,356
Change in net unrealized appreciation (depreciation)	1,655,097	19,407,990
Net increase (decrease) in net assets resulting from operations	11,438,491	34,523,402
Distributions to shareholders from net investment income	(8,512,602)	(14,683,926)
Share transactions Proceeds from sales of shares	65,952,984	140,779,407
Reinvestment of distributions	5,296,846	9,145,579
Cost of shares redeemed	(46,511,598)	(67,808,259)
Net increase (decrease) in net assets resulting from share transactions	24,738,232	82,116,727
Redemption fees	961	46,699
Total increase (decrease) in net assets	27,665,082	102,002,902

Net Assets
Beginning of period	428,568,697	326,565,795
End of period (including undistributed net investment income of $33,797 and undistributed net investment income of $31,368, respectively)	$ 456,233,779	$ 428,568,697
Other Information Shares
Sold	6,098,578	13,288,965
Issued in reinvestment of distributions	489,547	860,152
Redeemed	(4,301,759)	(6,380,197)
Net increase (decrease)	2,286,366	7,768,920

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.21	$ 10.73	$ 10.78	$ 10.80	$ 11.02
Income from Investment Operations
Net investment income D	.208	.407	.416	.419	.433	.440
Net realized and unrealized gain (loss)	.070	.569	(.497)	(.005)	(.009)	(.148)
Total from investment operations	.278	.976	(.081)	.414	.424	.292
Distributions from net investment income	(.208)	(.407)	(.416)	(.419)	(.433)	(.439)
Distributions from net realized gain	-	-	(.023)	(.045)	(.011)	(.073)
Total distributions	(.208)	(.407)	(.439)	(.464)	(.444)	(.512)
Redemption fees added to paid in capital D	- F	.001	- F	- F	- F	- F
Net asset value, end of period	$ 10.85	$ 10.78	$ 10.21	$ 10.73	$ 10.78	$ 10.80
Total Return B, C	2.60%	9.70%	(.77)%	3.94%	4.02%	2.70%
Ratios to Average Net Assets
Expenses before reductions E	.51% A	.51%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.51% A	.51%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.51% A	.51%	.46%	.46%	.42%	.45%
Net investment income	3.88% A	3.84%	3.96%	3.92%	4.03%	4.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 456,234	$ 428,569	$ 326,566	$ 315,463	$ 305,673	$ 306,732
Portfolio turnover rate	11% A	8%	17%	19%	19%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 6/30/10	% of fund's investments 12/31/09	% of fund's investments 6/30/09
0 - 30	90.6	94.6	92.2
31 - 90	1.0	2.5	1.8
91 - 180	1.8	1.6	2.5
181 - 397	6.6	1.3	3.5
Weighted Average Maturity
	6/30/10	12/31/09	6/30/09
Fidelity Pennsylvania Municipal Money Market Fund	26 Days	14 Days	19 Days
Pennsylvania Municipal Money Market Fund*	31 Days	32 Days	25 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	6/30/10	12/31/09	6/30/09
Fidelity Pennsylvania Municipal Money Market Fund	26 Days	N/A***	N/A***
Pennsylvania Municipal Money Market Fund*	N/A***	N/A***	N/A***

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
Variable Rate Demand Notes (VRDNs) 86.2%	Variable Rate Demand Notes (VRDNs) 88.7%
Commercial Paper (including CP Mode) 0.0%	Commercial Paper (including CP Mode) 0.6%
Tender Bonds 0.9%	Tender Bonds 2.2%
Municipal Notes 1.0%	Municipal Notes 0.0%
Fidelity Municipal Cash Central Fund 5.6%	Fidelity Municipal Cash Central Fund 5.6%
Other Investments 8.3%	Other Investments 2.8%
Net Other Assets ** (2.0)%	Net Other Assets 0.1%

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

*** Information not available.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 102.0%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 700,000	$ 700,000
California - 0.0%
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2008 B3, 0.27% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	200,000	200,000
District Of Columbia - 0.2%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.32%, LOC Bank of America NA, VRDN (b)	980,000	980,000
Georgia - 0.5%
Coweta County Dev. Auth. Rev. (W.Y. Industries, Inc. Proj.) Series 2007, 0.47%, LOC Wells Fargo Bank NA, VRDN (b)(e)	3,040,000	3,040,000
Kentucky - 0.8%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 0.35%, LOC Commerzbank AG, VRDN (b)(e)	1,700,000	1,700,000
Series 2008 A, 0.35%, LOC Commerzbank AG, VRDN (b)(e)	1,800,000	1,800,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.3%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (b)(e)	1,800,000	1,800,000
		5,300,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C1, 0.3%, LOC Bayerische Landesbank, VRDN (b)(e)	700,000	700,000
Ohio - 0.4%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (b)(e)	2,800,000	2,800,000
Pennsylvania - 93.9%
Abington Township Gen. Oblig. Bonds Series 2010, 2% 11/15/10	1,515,000	1,524,017
Adams County Indl. Dev. Auth. Rev. Bonds (Gettysburg College Proj.) Series 2010, 2% 8/15/10	1,000,000	1,001,520
Allegheny County:
Bonds Series C56, 5% 10/1/10	1,000,000	1,011,302
Series C58A, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	1,800,000	1,800,000
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds:
(Pittsburgh Med. Ctr. Proj.) Series 2010 A, 3% 5/15/11	1,250,000	1,276,251
(UPMC Health Sys. Proj.) Series 1998 B, 5.25% 11/1/10	2,245,000	2,280,981
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev.: - continued
Bonds:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 3,110,000	$ 3,110,000
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	7,750,000	7,750,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,000,000	5,000,000
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 0.3%, LOC Citizens Bank of Pennsylvania, VRDN (b)	5,400,000	5,400,000
Allegheny County Indl. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 0.48%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	500,000	500,000
(R.I. Lampus Co. Proj.) Series 1997 A, 0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,040,000	1,040,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	3,120,000	3,120,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 0.24%, LOC Barclays Bank PLC, VRDN (b)	14,400,000	14,400,000
Series 2006 B:
0.22%, LOC Citibank NA, VRDN (b)	14,100,000	14,100,000
0.22%, LOC Royal Bank of Scotland PLC, VRDN (b)	5,000,000	5,000,000
(Pennsylvania Elec. Co. Proj.) Series 2005 B, 0.3%, LOC Bank of Nova Scotia New York Branch, VRDN (b)(e)	10,000,000	10,000,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	9,510,000	9,510,000
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 0.38%, LOC Banco Santander SA, VRDN (b)	7,400,000	7,400,000
Bucks County Indl. Dev. Auth. Rev. (Snowball Real Estate LP Proj.) 0.52%, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,650,000	1,650,000
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (b)	5,975,000	5,975,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A2, 0.25%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	10,000,000	10,000,000
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.5%, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,875,000	2,875,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Bonds (Jefferson Health Sys. Proj.) Series 2010 A, 2% 5/15/11 (a)	$ 3,475,000	$ 3,519,306
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.23%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	7,100,000	7,100,000
Chester County Intermediate Unit Rev. Series 2003, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,405,000	2,405,000
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 0.27%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	6,800,000	6,800,000
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.6%, LOC Citizens Bank of Pennsylvania, VRDN (b)	8,000,000	8,000,000
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 0.31%, LOC KBC Bank NV, VRDN (b)	3,800,000	3,800,000
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 A, 0.25%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,715,000	4,715,000
Series 2008, 0.25%, LOC Citizens Bank of Pennsylvania, VRDN (b)	9,810,000	9,810,000
Delaware County Indl. Dev. Auth. Rev.:
(The Agnes Irwin School Proj.) Series 2003, 0.38%, LOC Citizens Bank of Pennsylvania, VRDN (b)	6,965,000	6,965,000
Series 1997 G, 0.21%, VRDN (b)	6,700,000	6,700,000
Franklin County Indl. Dev. Auth.:
(Menno Haven Proj.) Series 2008, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	9,410,000	9,410,000
(Menno-Haven, Inc. Proj.) Series 2006, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	7,100,000	7,100,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.31% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,600,000	6,600,000
Haverford Township School District Series 2009, 0.29%, LOC TD Banknorth, NA, VRDN (b)	1,000,000	1,000,000
Hempfied School District Gen. Oblig. Bonds Series 2009, 2.5% 10/15/10	1,000,000	1,006,127
Lancaster County Hosp. Auth. Health Ctr. Rev. (Lancaster Gen. Hosp. Proj.) Series 2008, 0.23%, LOC Bank of America NA, VRDN (b)	4,575,000	4,575,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 0.47%, LOC Wells Fargo Bank NA, VRDN (b)(e)	600,000	600,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Moon Indl. Dev. Auth. Commercial Dev. Rev. (One Thorn Run Ctr. Proj.) Series 1995 A, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	$ 3,490,000	$ 3,490,000
North Hills School District Bonds 2% 10/15/10	3,240,000	3,254,079
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,052,000	2,052,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)(e)	24,000,000	24,000,000
(FirstEnergy Corp. Proj.) Series A, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	4,800,000	4,800,000
(Shippingport Proj.) Series A, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	16,100,000	16,100,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Westrum Harleysville II, LP Proj.) Series 2005, 0.35%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)(e)	11,535,000	11,535,000
Series 2002 B5, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	5,000,000	5,000,000
Series 2002 B6, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	600,000	600,000
Series 2004 D2, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,200,000	1,200,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	3,600,000	3,600,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) Series 2005, 0.35%, LOC Bank of America NA, VRDN (b)(e)	9,500,000	9,500,000
Pennsylvania Energy Dev. Auth. Rev. (Piney Creek Proj.) Series 1996 C, 0.27%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	5,855,000	5,855,000
Pennsylvania Gen. Oblig.:
Bonds:
First Series 2001, 5% 1/15/11	2,905,000	2,978,095
First Series 2008, 5% 8/1/10	3,800,000	3,814,998
First Series 2010 A, 2% 2/15/11	1,000,000	1,010,067
Second Series 2000, 5.25% 10/15/10	1,000,000	1,013,960
Second Series 2008, 5% 2/15/11	1,375,000	1,414,877
Second Series, 6.25% 7/1/11	1,000,000	1,058,331
Seconds Series 2003, 5% 7/1/10	2,850,000	2,850,000
Third Series 2004, 4% 9/1/10	1,000,000	1,006,179
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig.: - continued
Participating VRDN:
Series Putters 3350, 0.31% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	$ 7,100,000	$ 7,100,000
Series Putters 3352Z, 0.31% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,435,000	4,435,000
Series ROC II R 11505, 0.32% (Liquidity Facility Citibank NA) (b)(g)	4,200,000	4,200,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(Bryn Mawr College Proj.) Series 2009, 0.38%, tender 2/2/11 (b)	6,000,000	6,000,000
(Temple Univ. Proj.) Series 2010 A, 4% 4/1/11	5,525,000	5,667,364
(UPMC Health Sys. Proj.) Series 2001 A:
6% 1/15/13 (Pre-Refunded to 1/15/11 @ 101) (f)	1,495,000	1,555,495
6% 1/15/31 (Pre-Refunded to 1/15/11 @ 101) (f)	5,500,000	5,721,527
Participating VRDN ROC II R 11721, 0.32% (Liquidity Facility Citibank NA) (b)(g)	7,500,000	7,500,000
( Salle Univ. Proj.) Series 2007 B, 0.37%, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,290,000	3,290,000
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (b)	15,525,000	15,525,000
(Drexel Univ. Proj.) Series B, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (b)	4,000,000	4,000,000
(Holy Family Univ. Proj.) Series 2008, 0.29%, LOC TD Banknorth, NA, VRDN (b)	2,000,000	2,000,000
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.3%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	8,625,000	8,625,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series BA 08 1118, 0.38% (Liquidity Facility Bank of America NA) (b)(e)(g)	3,362,000	3,362,000
Series Merlots 07 C50, 0.3% (Liquidity Facility Wells Fargo Bank NA) (b)(e)(g)	5,095,000	5,095,000
Series Putters 1213 B, 0.42% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	1,135,000	1,135,000
Series 2002 74A, 0.25% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	2,600,000	2,600,000
Series 2002 75A, 0.25% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	8,100,000	8,100,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Series 2003 77B, 0.23% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	$ 7,575,000	$ 7,575,000
Series 2003 79B, 0.25% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	6,450,000	6,450,000
Series 2004 81C, 0.23% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	5,000,000	5,000,000
Series 2004 84D, 0.22% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	6,600,000	6,600,000
Series 2004 86B, 0.22% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	5,000,000	5,000,000
Series 2004 86C, 0.22% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)(e)	16,640,000	16,640,000
Series 2005 90C, 0.23% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	6,000,000	6,000,000
Series 2005-89, 0.22% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	24,425,000	24,425,000
Series 2006 92B, 0.23% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)(e)	28,270,000	28,270,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 3481, 0.31% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	5,035,000	5,035,000
Pennsylvania Pub. School Bldg. Auth. School Rev. (Harrisburg School District Proj.) Series 2009 D, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	6,800,000	6,800,000
Pennsylvania State Univ. Participating VRDN Series BC 10 44B, 0.32% (Liquidity Facility Barclays Bank PLC) (b)(g)	3,200,000	3,200,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.28%, LOC Bank of America NA, VRDN (b)	2,400,000	2,400,000
Series 2008 B5, 0.3%, LOC Bank of America NA, VRDN (b)	3,900,000	3,900,000
Philadelphia Arpt. Rev. Series 2005 C, 0.22%, LOC TD Banknorth, NA, VRDN (b)(e)	13,600,000	13,600,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People Northeast, Inc. Proj.) Series 2006, 0.38%, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,830,000	7,830,000
(The Franklin Institute Proj.) Series 2006, 0.3%, LOC Bank of America NA, VRDN (b)	2,600,000	2,600,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Fifth Series A2, 0.27%, LOC Bank of Nova Scotia New York Branch, LOC JPMorgan Chase Bank, VRDN (b)	1,950,000	1,950,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. Bonds (Jefferson Health Sys. Proj.) Series 2010 B, 2% 5/15/11 (a)	$ 6,200,000	$ 6,279,050
Philadelphia School District:
Series 2008 A4, 0.4%, LOC Bank of America NA, VRDN (b)	800,000	800,000
Series 2008 B1, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	3,000,000	3,000,000
Series 2008 B2, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	6,800,000	6,800,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.23%, LOC Bank of America NA, VRDN (b)	31,235,000	31,235,000
Pittsburgh School District Bonds Series 2009 A, 3% 9/1/10	750,000	752,740
Ridley School District Series 2009, 0.29%, LOC TD Banknorth, NA, VRDN (b)	3,000,000	3,000,000
Saint Mary Hosp. Auth. Health Sys. Rev. Bonds Series 2010, 2% 11/15/10	2,100,000	2,108,944
Sayre Health Care Facilities Auth. Rev. Bonds (Latrobe Area Hosp. Proj.) Series 2002 A, 5.25% 7/1/10 (Escrowed to Maturity) (f)	1,385,000	1,385,000
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.56%, LOC Citizens Bank of Pennsylvania, VRDN (b)(e)	1,670,000	1,670,000
Union County Higher Edl. Facilities Fing. Auth. Univ. Rev. Bonds (Bucknell Univ. Proj.) Series 2010, 3% 4/1/11	1,615,000	1,645,680
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2010, 2% 5/31/11	6,700,000	6,793,414
		626,618,305
Tennessee - 0.3%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 B, 0.28%, LOC Landesbank Baden-Wuert, VRDN (b)	2,000,000	2,000,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.29%, LOC Fortis Banque SA, VRDN (b)(e)	625,000	625,000
Municipal Securities - continued
	Shares	Value
Other - 5.6%
Fidelity Municipal Cash Central Fund, 0.27% (c)(d)	37,556,000	$ 37,556,000
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $680,519,304)		680,519,304
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(13,391,125)
NET ASSETS - 100%		$ 667,128,179
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 44,201
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $11,336 all of which will expire on December 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $642,963,304)	$ 642,963,304
Fidelity Central Funds (cost $37,556,000)	37,556,000
Total Investments (cost $680,519,304)		$ 680,519,304
Cash		116,922
Receivable for fund shares sold		5,472,514
Interest receivable		911,265
Distributions receivable from Fidelity Central Funds		7,418
Other receivables		126
Total assets		687,027,549

Liabilities
Payable for investments purchased Regular delivery	$ 3,616,231
Delayed delivery	12,888,483
Payable for fund shares redeemed	3,216,213
Distributions payable	47
Accrued management fee	178,172
Other affiliated payables	224
Total liabilities		19,899,370

Net Assets		$ 667,128,179
Net Assets consist of:
Paid in capital		$ 667,145,783
Undistributed net investment income		13
Accumulated undistributed net realized gain (loss) on investments		(17,617)
Net Assets, for 667,010,560 shares outstanding		$ 667,128,179
Net Asset Value, offering price and redemption price per share ($667,128,179 ÷ 667,010,560 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Interest		$ 982,000
Income from Fidelity Central Funds		44,201
Total income		1,026,201

Expenses
Management fee	$ 1,697,633
Independent trustees' compensation	1,181
Total expenses before reductions	1,698,814
Expense reductions	(706,317)	992,497
Net investment income		33,704
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(10)
Net increase in net assets resulting from operations		$ 33,694

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 33,704	$ 692,661
Net realized gain (loss)	(10)	3,088
Net increase in net assets resulting from operations	33,694	695,749
Distributions to shareholders from net investment income	(33,691)	(692,650)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	936,685,518	1,938,194,111
Reinvestment of distributions	33,372	680,764
Cost of shares redeemed	(947,738,939)	(2,109,666,273)
Net increase (decrease) in net assets and shares resulting from share transactions	(11,020,049)	(170,791,398)
Total increase (decrease) in net assets	(11,020,046)	(170,788,299)

Net Assets
Beginning of period	678,148,225	848,936,524
End of period (including undistributed net investment income of $13 and undistributed net investment income of $0, respectively)	$ 667,128,179	$ 678,148,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- G	.001	.018	.032	.030	.020
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	.001	.018	.032	.030	.020
Distributions from net investment income	- G	(.001)	(.018)	(.032)	(.030)	(.020)
Distributions from net realized gain	-	-	- G	-	-	-
Total distributions	- G	(.001)	(.018)	(.032)	(.030)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.00% E	.09%	1.85%	3.25%	3.05%	2.02%
Ratios to Average Net Assets D, F
Expenses before reductions	.50% A	.53%	.51%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.29% A	.49%	.51%	.50%	.50%	.50%
Expenses net of all reductions	.29% A	.49%	.46%	.40%	.38%	.41%
Net investment income	.01% A	.09%	1.82%	3.20%	3.02%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 667,128	$ 678,148	$ 848,937	$ 720,414	$ 539,237	$ 426,387

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales, futures transactions, and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Pennsylvania Municipal Income Fund	$ 440,730,177	$ 13,760,184	$ (1,091,001)	$ 12,669,183
Fidelity Pennsylvania Municipal Money Market Fund	680,519,304	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $57,180,576 and $23,306,649, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

FMR and its affiliates provide Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.09%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 858

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period for the Money Market Fund. The amount of the waiver is $706,082.

Through arrangements with the Income Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Pennsylvania Municipal Income Fund	$ 1,979	$ -	$ 4

In addition, through an arrangement with Money Market fund's custodian, $235 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

PFR-USAN-0810
1.787788.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 26, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 26, 2010